Commitments and Contingencies (Details) (USD $)	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor
Commitments and Contingencies
Rental expense	$ 25,700,000	$ 42,900,000	$ 17,200,000	$ 42,400,000
Capital Leases
2013		114,000
2014		107,000
2015		107,000
2016		106,000
2017		106,000
Thereafter		19,000
Total		559,000
Less imputed interest		(112,000)
Total capital lease obligations		447,000
Less current portion		(78,000)
Long-term capital lease obligations		369,000
Operating Leases & Other
2013		68,593,000
2014		45,834,000
2015		33,664,000
2016		28,673,000
2017		24,482,000
Thereafter		65,430,000
Total		$ 266,676,000